SUMMARY OF MATERIAL ACCOUNTING POLICIES - Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2023
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	15 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	30 years
Building improvement | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	2 years
Building improvement | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years
Machinery and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	4 years
Machinery and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years
► Motor vehicles | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	3 years
► Motor vehicles | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	10 years
Office equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	3 years
Office equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of assets	20 years